Quarterly Unaudited Financial Statements - Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 30,600	$ 34,645	$ 42,925	$ 40,441	$ 31,914	$ 85,976	$ 72,689	$ 8,300	$ 13,134
Accounts receivable, net	48,055	44,538	41,712	51,044	57,439	51,615	52,895	47,841	42,358
Inventories, net	8,774	10,051	8,272	9,897	11,789	15,470	12,147	9,864	6,627
Income taxes receivable	424	502	1,532	901	1,225	934	704	724	327
Prepaid expenses and other current assets	12,625	13,484	12,930	8,703	7,274	7,363	14,960	14,726	9,908
Total current assets	100,478	103,220	107,371	110,986	109,641	161,358	153,395	81,455	72,354
Non-current assets
Restricted cash	361	362	358	363	370	367	367	371	372
Property and equipment, net	12,137	11,899	12,141	11,890	12,167	12,240	12,630	12,606	13,338
Intangibles assets, net	183,252	192,504	200,398	210,946	221,856	202,550	211,688	221,024	228,939
Goodwill	369,870	369,706	427,057	427,579	428,153	383,415	383,643	383,880	383,736	$ 384,202
Operating lease right-of-use assets	9,501	10,019	10,430	8,110	8,565
Operating lease right-of-use assets							114	119	122
Deferred tax assets	54	55	565			0
Other long-term assets	876	971	653	381	401	407	458	3,531	2,595
Total assets	676,529	688,736	758,973	770,255	781,153	760,337	762,295	702,986	701,456
Current liabilities
Bank indebtedness								22,000	20,000
Accounts payable	23,264	17,835	18,201	19,288	19,901	16,004	20,522	23,181	19,515
Accrued liabilities	15,850	15,793	14,590	15,660	11,676	22,353
Accrued liabilities						22,353	27,505	13,377	9,763
Current portion of capital lease obligations	1,649	1,811	1,872	1,976	1,643
Current portion of capital lease obligations						191	528	641	504
Income taxes payable	1,212	207	0	0	554	467	596	640	710
Deferred revenue	7,732	7,817	7,012	7,014	7,020	6,889	6,797	7,074	7,634
Current portion of long-term debt and other borrowings, net	5,370	5,345	5,319	3,165	3,206	3,326	3,153	3,153	3,153
Total current liabilities	55,077	48,808	46,994	47,103	44,000	49,039	59,101	70,066	61,279
Non-current liabilities
Deferred tax liabilities	23,272	25,248	33,454	35,034	38,196	37,925	36,378	40,462	42,375
Due to related parties							1,122	1,565	1,539
Warrant liability	30	33	33	153	259	286	273	13,561	13,520
Non-current portion of operating lease liabilities	8,961	9,275	9,501	6,852	7,430
Long-term portion of capital lease obligations							304	362	420
Long-term debt and other borrowings, net	413,090	413,910	414,683	413,788	414,026	399,115	378,356	297,773	298,010
Other long-term liabilities			8,585	8,129	7,384
Other long-term liabilities						6,450	7,199	7,155	6,802
Total liabilities	511,834	508,064	513,250	511,059	511,295	492,815	482,733	430,944	423,945
Total temporary equity		0				0	0	278,520	270,988	263,595
Stockholders’ equity
Common stock, voting; par value $0.0001 per share; 315,000,000 shares authorized, 72,027,743 shares issued and outstanding at December 31, 2021	8	8	8	8	8	7	7	3	3
Additional paid-in capital	437,677	435,292	432,566	429,547	427,046	413,315	412,985	121,321	128,538
Accumulated other comprehensive loss	(6,262)	(6,390)	(8,174)	(5,959)	(3,586)	(3,463)	(3,295)	(2,040)	(2,458)
Accumulated deficit	(266,728)	(248,238)	(178,677)	(164,400)	(153,610)	(142,337)	(130,135)	(125,762)	(119,560)
Total stockholders’ equity	164,695	180,672	245,723	259,196	269,858	267,522	279,562	(6,478)	6,523	16,496
Total liabilities and stockholders’ equity	$ 676,529	$ 688,736	758,973	770,255	781,153	760,337	762,295	702,986	701,456
As previously reported
Current assets
Cash			42,925	40,441	31,914	85,976	72,689	8,300	13,134
Accounts receivable, net			41,237	50,767	57,073	51,304	52,638	47,639	42,210
Inventories, net			8,272	9,897	12,069	15,470	12,147	9,864	6,627
Income taxes receivable			711	712	1,239	954	418	441	324
Prepaid expenses and other current assets			13,316	9,089	7,660	7,448	14,540	14,246	10,811
Total current assets			106,461	110,906	109,955	161,152	152,432	80,490	73,106
Non-current assets
Restricted cash			358	363	370	367	367	371	372
Property and equipment, net			12,141	11,890	12,167	12,240	12,630	12,606	13,338
Intangibles assets, net			201,260	211,829	222,759	203,474	212,633	221,990	229,926
Goodwill			425,604	426,126	426,700	381,962	382,190	382,427	382,283
Operating lease right-of-use assets			10,430	7,914	9,050
Operating lease right-of-use assets							114	119	122
Deferred tax assets			566
Other long-term assets			653	381	401	407	458	3,531	2,595
Total assets			757,473	769,409	781,402	759,602	760,824	701,534	701,742
Current liabilities
Bank indebtedness								22,000	20,000
Accounts payable			18,201	19,288	19,901	16,004	20,522	23,181	19,515
Accrued liabilities			14,290	15,348	11,424	22,353
Accrued liabilities						21,311	26,362	12,496	8,685
Current portion of capital lease obligations			1,872	1,764	2,027
Current portion of capital lease obligations						191	528	641	504
Income taxes payable			381	502	959	467	706	640	730
Deferred revenue			7,012	7,698	7,020	6,889	6,797	7,074	7,634
Current portion of long-term debt and other borrowings, net			5,319	3,165	3,206	3,326	3,153	3,153	3,153
Total current liabilities			47,075	47,765	44,537	48,188	58,068	69,185	60,221
Non-current liabilities
Deferred tax liabilities			29,926	32,618	36,443	36,722	34,580	38,474	41,393
Due to related parties							1,122	1,565	1,539
Warrant liability			33	153	259	286	273	13,561	13,520
Non-current portion of operating lease liabilities			9,501	6,852	7,430
Long-term portion of capital lease obligations						264	304	362	420
Long-term debt and other borrowings, net			414,683	413,788	414,026	399,115	378,356	297,773	298,010
Other long-term liabilities			4,794	4,349	3,624
Other long-term liabilities						2,884	4,154	4,296	4,194
Total liabilities			506,012	505,525	506,319	487,459	476,857	425,216	419,297
Total temporary equity						0	0	278,520	271,288	263,895
Stockholders’ equity
Common stock, voting; par value $0.0001 per share; 315,000,000 shares authorized, 72,027,743 shares issued and outstanding at December 31, 2021			8	8	8	7	7	3	3
Additional paid-in capital			432,897	429,878	427,377	413,646	413,316	121,321	128,538
Accumulated other comprehensive loss			(8,491)	(6,074)	(3,515)	(3,331)	(3,156)	(1,834)	(2,577)
Accumulated deficit			(172,953)	(159,928)	(148,787)	(138,179)	(126,200)	(121,692)	(114,807)
Total stockholders’ equity			251,461	263,884	275,083	272,143	283,967	(2,202)	11,157	20,216
Total liabilities and stockholders’ equity			757,473	769,409	781,402	759,602	760,824	701,534	701,742
Adjustments
Non-current liabilities
Total temporary equity									(300)	(300)
Stockholders’ equity
Total stockholders’ equity			(5,738)	(4,688)	(5,225)	(4,621)	(4,405)	(4,276)	(4,634)	$ (3,720)
Adjustments | Income tax adjustments
Non-current liabilities
Deferred tax liabilities			2,497	1,801	1,627	1,435	1,419	1,378	1,326
Other long-term liabilities			2,013	2,102	2,112
Other long-term liabilities						1,994	1,986	1,796	1,658
Total liabilities			4,510	3,903	3,739	3,429	3,405	3,174	2,984
Stockholders’ equity
Accumulated other comprehensive loss			403	201	15	(46)	(53)	(120)	(95)
Accumulated deficit			(4,913)	(4,104)	(3,754)	(3,383)	(3,352)	(3,054)	(2,889)
Total stockholders’ equity			(4,510)	(3,903)	(3,739)	(3,429)	(3,405)	(3,174)	(2,984)
Adjustments | Indirect tax adjustments
Non-current liabilities
Other long-term liabilities			1,493	1,414	1,335
Other long-term liabilities						1,257	1,142	1,028	914
Total liabilities			1,493	1,414	1,335	1,257	1,142	1,028	914
Stockholders’ equity
Accumulated deficit			(1,493)	(1,414)	(1,335)	(1,257)	(1,142)	(1,028)	(914)
Total stockholders’ equity			(1,493)	(1,414)	(1,335)	(1,257)	(1,142)	(1,028)	(914)
Adjustments | Other Adjustments
Current assets
Accounts receivable, net			475	277	366	311	257	202	148
Inventories, net					(280)
Income taxes receivable			821	189	(14)	(20)	286	283	3
Prepaid expenses and other current assets			(386)	(386)	(386)	(85)	420	480	(903)
Total current assets			910	80	(314)	206	963	965	(752)
Non-current assets
Intangibles assets, net			(862)	(883)	(903)	(924)	(945)	(966)	(987)
Goodwill			1,453	1,453	1,453	1,453	1,453	1,453	1,453
Operating lease right-of-use assets				196	(485)
Deferred tax assets			(1)
Total assets			1,500	846	(249)	735	1,471	1,452	(286)
Current liabilities
Accrued liabilities			300	312	252
Accrued liabilities						1,042	1,143	881	1,078
Current portion of capital lease obligations				212	(384)
Current portion of capital lease obligations						(191)
Income taxes payable			(381)	(502)	(405)		(110)		(20)
Deferred revenue				(684)
Total current liabilities			(81)	(662)	(537)	851	1,033	881	1,058
Non-current liabilities
Deferred tax liabilities			1,031	615	126	(232)	379	610	(344)
Long-term portion of capital lease obligations						(264)
Other long-term liabilities			285	264	313
Other long-term liabilities						315	(83)	35	36
Total liabilities			1,235	217	(98)	670	1,329	1,526	750
Total temporary equity									(300)
Stockholders’ equity
Additional paid-in capital			(331)	(331)	(331)	(331)	(331)
Accumulated other comprehensive loss			(86)	(86)	(86)	(86)	(86)	(86)	214
Accumulated deficit			682	1,046	266	482	559	12	(950)
Total stockholders’ equity			265	629	(151)	65	142	(74)	(736)
Total liabilities and stockholders’ equity			$ 1,500	$ 846	$ (249)	$ 735	$ 1,471	$ 1,452	$ (286)